SEI INVESTMENTS

                                              Annual Report as of March 31, 2001


                                                                 SEI Index Funds

                                                                   S&P 500 Index

                                                                      Bond Index

TABLE OF CONTENTS

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Management's Discussion and Analysis of Fund Performance
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   S&P 500 Index Fund                                      1
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   Bond Index Fund                                         2
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Report of Independent Public Accountants                   4
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Statement of Net Assets/Schedule of Investments            5
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Statement of Assets and Liabilities                       16
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Statements of Operations                                  17
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Statements of Changes in Net Assets                       18
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Financial Highlights                                      19
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Notes to Financial Statements                             20
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Notice to Shareholders                                    24
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
MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
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SEI INDEX FUNDS -- MARCH 31, 2001

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                           S&P 500 INDEX FUND CLASS A
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                          AVERAGE ANNUAL TOTAL RETURN1
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                Annualized     Annualized    Annualized
  One Year        3 Year         5 Year     Inception to
   Return         Return         Return         Date
--------------------------------------------------------------------------------
   -22.07%         2.65%         13.71%        13.55%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI S&P 500 INDEX FUND, CLASS A, VERSUS THE S&P 500 COMPOSITE INDEX

[LINE GRAPH OMITTED]
[PLOT POINTS TO FOLLOW:]

     SEI S&P 500 INDEX FUND, CLASS A    S&P 500 COMPOSITE INDEX
2/29/96       10000                                10000
3/96          10092                                10096
3/97          12032                                12097
3/98          17738                                17900
3/99          20949                                21210
3/00          24619                                25015
3/01          19186                                19592



1 FOR THE PERIODS ENDED MARCH 31, 2001. PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 02/28/96. EFFECTIVE 07/31/97, THE BOARD OF TRUSTEES APPROVED THE RENAMING OF CLASS A SHARES TO CLASS E SHARES.


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                           S&P 500 INDEX FUND CLASS E
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                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
   One    Annualized   Annualized  Annualized  Annualized
   Year     3 Year       5 Year      10 Year    Inception
  Return    Return       Return      Return      to Date
--------------------------------------------------------------------------------
  -21.97%    2.82%       13.90%      14.14%      14.76%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI S&P 500 INDEX FUND, CLASS E, VERSUS THE S&P 500 COMPOSITE INDEX

[LINE GRAPH OMITTED]
[PLOT POINTS TO FOLLOW:]

     SEI S&P 500 INDEX FUND, CLASS E    S&P 500 COMPOSITE INDEX
3/31/91         10000                             10000
3/92            11072                             11107
3/93            12729                             12796
3/94            12882                             12981
3/95            14848                             14998
3/96            19582                             19808
3/97            23392                             23734
3/98            34532                             35118
3/99            40840                             41612
3/00            48106                             49077
3/01            37537                             38437



      OBJECTIVES: The S&P 500 Index Fund (the "Fund") seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Composite Stock Price Index (the "Index").
      STRATEGY: The S&P 500 Index Fund attempts to match the performance of the widely followed Index by replicating its composition in full. The forty largest stocks in the index account for approximately 50% of the weighting of the index, and the index represents more than three quarters of the market value of the common stocks listed on the New York Stock Exchange. Deviation of performance between the Fund and the Index, measured as tracking error, is typically attributable to trading costs and cash reserves held for liquidity needs. The presence of cash in the fund may result in underperformance relative to the Index in rising markets and outperformance in declining markets. Transactions costs incurred by the Fund during security purchases and sales will also contribute to tracking error. To mitigate these effects, the Fund may use stock index futures to hedge its cash position. Futures contracts enable the Fund to maintain exposure to the market with reduced trading expenses, since the cost of the futures contract is relatively nominal. The value of stock index futures held by the Fund may not exceed 20% of the Fund's assets.
      ANALYSIS: The SEI S&P 500 Fund returned -22.07% for the fiscal year compared to the index return of -21.68%. Although the index posted its worst performance in many years, the poor performance was primarily concentrated in the technology and communications sectors. The losses were also limited predominantly to the largest companies in the index. Because the S&P 500 Index is a capitalization-weighted benchmark, the largest companies drive the performance. At the beginning of the

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 2001



S&P 500 INDEX (CONTINUED)
fiscal year the 25 largest stocks in the index had an average historical PE ratio of 50.7. The rest of the portfolio had an average PE of 22.8. At the end of the fiscal year, the same 25 stocks have an average PE of 24.6 while the rest of the portfolio had a PE of 22.1.
      Healthcare companies, financial services and utility stocks had a strong showing in the prior year but were not able to offset the steep losses in the technology sector. The sharp decline can be attributed to the bursting of the technology bubble and a slow-down in the overall economy. In the prior year investors had bid up the prices and valuations of technology stocks, especially any company related to the Internet, as if growth in the industry would not slow down.
      As the economy began to decelerate, earnings slowed down or turned negative, especially within the technology sector. Investors reacted by dumping technology stocks, particularly in the networking and communications industries.
      As the technology stocks started falling in March 2001, investors rotated towards the defensive healthcare, financial services and utilities sectors. These sectors are considered defensive because demand for their products remain strong in almost any economic environment.
      Healthcare stocks were among the best performing companies over the fiscal year, primarily due to a strong showing in the year 2000. Within this sector, generic drug companies and specialized service companies such as home healthcare and rehabilitation services generated the highest returns. Money center banks and savings and loans led the financial sector. These financial institutions generally outperform in falling interest rate environments because the spread in the interest rates for loans and the interest rate they pay on their savings accounts increases.
      Electric companies and power producers were among the best performing companies in the utilities sector. Deregulation has decreased the amount of restrictions that power producers have faced in the past and allowed these companies to increase their capacity and become more profitable.

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                                 BOND INDEX FUND
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                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
   One    Annualized   Annualized  Annualized  Annualized
   Year     3 Year       5 Year      10 Year    Inception
  Return    Return       Return      Return      to Date
--------------------------------------------------------------------------------
  12.03%     6.55%        7.13%       7.45%       7.67%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI BOND INDEX FUND, VERSUS THE SALOMON BROAD BOND INDEX AND THE
LEHMAN AGGREGATE BOND INDEX


[LINE GRAPH OMITTED]
[PLOT POINTS TO FOLLOW:]
                                Salomon Broad    Lehman Aggregate
                 SEI Bond Index   Bond Index        Bond Index
      3/31/91         10000         10000             10000
      3/92            10948         11167             11139
      3/93            12342         12661             12619
      3/94            12601         12983             12917
      3/95            13173         13634             13563
      3/96            14531         15117             15025
      3/97            15165         15857             15763
      3/98            16956         17757             17654
      3/99            18015         18911             18798
      3/00            18307         19253             19152
      3/01            20509         21674             21552

1 FOR THE PERIODS ENDED MARCH 31, 2001. PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. THE FUND WAS OFFERED BEGINNING 05/19/86.

BOND INDEX FUND
      OBJECTIVES. The Bond Index Fund seeks to provide investment results that correspond to the aggregate price and performance of the Lehman Aggregate Bond Index (the "Lehman Index"). The Fund's ability to duplicate the performance of the Lehman Index will depend to some extent on the size and timing of cash flows into and out of the Fund, the extent of the Fund's expenses, and the capability of the Fund to select a representative sample of the securities included in the Lehman Index.
      The Lehman Index is made up of the Government/Corporate Index, the Mortgage Backed Securities Index and the Asset-Backed Securities Index. The Lehman Index includes fixed rate debt issues rated investment grade

(Baa3) or higher by Moody's Investor Service. All issues have at least one year to maturity and an outstanding par value of at least $100 million. Price, coupon and total return are reported for all sectors on a month-end basis. All returns are market value weighted inclusive of accrued interest.
      STRATEGY. The Fund intends to invest its assets primarily in up to 300 debt obligations included in the Lehman Index so long as the net assets of the Fund are less than $100 million. The Fund will be invested in 100 to 500 of such obligations at net asset levels of $100 million or more. The Fund will be managed in a manner designed to generally reflect the current performance of the Lehman Index. Obligations included in the Lehman Index have been categorized into sectors which have been organized on the basis of type of issuer and then further classified by quality and remaining term to maturity.
      The percentage of the Fund's assets to be invested in the aggregate obligations included in a particular sector of the Lehman Index will approximate, to the maximum extent feasible, the percentage such sector represents in that Index. The ability of the Fund to duplicate the Lehman Index's performance can be influenced by the Fund's asset size. To the extent that the size of Fund assets limits the number of issues that the Fund can purchase, there is more potential for deviation from the Lehman Index's performance than at larger asset levels. Under these circumstances, the Fund will implement strategies designed to minimize this potential for greater deviation.
      ANALYSIS. The investment-grade fixed income market posted an impressive performance for the fiscal year ending March 31, 2001, returning 12.53% as measured by the Lehman Index. The SEI Bond Index Fund returned 12.03% for the same period. The Fund's moderate underperformance was the direct result of cash flow timing and exposure to California utilities.
      The fiscal year began on a negative note with heightened inflationary fears, rising oil prices, an active Federal Reserve and an inverted yield curve wreaking havoc in the market. Fed policy makers attempted to quell the rising tide of inflation during the first half of 2000, raising interest rates to 6.50% by the end of May. The Treasury curve began the period inverted from 2-30 years, reacting to further Fed tightening expectations and supply pressures brought on by the budget surplus-inspired Treasury buyback program. Mortgages led the spread sectors on an overall declining trend in implied volatility while corporate debt suffered through increasing investor risk aversion and overwhelming supply expectations.
      The later half of the fiscal year was characterized by a dramatic change in the market as economic indicators began to point to a rapidly slowing economy, expectations increased for a Fed rate cut and the equity market sell-off intensified. The curve steepened severely, falling over 200 basis points on the front end as the Fed adopted an easing bias in December and cut rates 3 times in the first quarter of 2001. The falling rate environment hurt mortgage product as prepayment concerns swamped return. Agency debt finished the fiscal year as the best performing spread sector, as the likelihood of Congressional reform faded into the Presidential election and appears all finished in 2001. Corporates continued to suffer from deteriorating credit fundamentals into calendar year-end only to bounce back in the new year on Fed induced confidence and investor appetite for higher yields amid the dwindling level of Treasuries. Of special note among corporates, California utilities experienced exceptional volatility as capped retail prices contributed to escalating debts and possible bankruptcies amid skyrocketing wholesale energy prices. The failure of the California legislature to act quickly severely impacted the performance of the bonds. The Fund's allocation to this paper negatively impacted performance in January.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of SEI Index Funds:

     We have audited the accompanying statement of net assets of the S&P 500 Index and the statement of assets and liabilities, including the schedule of investments, of the Bond Index of SEI Index Funds (the Trust) as of March 31, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the S&P 500 Index and Bond Index Funds of SEI Index Funds as of March 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.



Arthur Andersen LLP

Philadelphia, Pennsylvania
May 12, 2001

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 2001


S&P 500 INDEX FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.7%
AEROSPACE & DEFENSE -- 1.2%
   BF Goodrich                        24,750       $   950
   Boeing                            200,371        11,163
   General Dynamics                   47,860         3,003
   Lockheed Martin                   103,432         3,687
   Northrop Grumman                   17,265         1,502
   Raytheon                           81,940         2,407
   United Technologies               113,044         8,286
                                                  --------
                                                    30,998
                                                  --------
AIR TRANSPORTATION -- 0.7%
   AMR*                               36,170         1,270
   Delta Air Lines                    29,570         1,168
   FedEx*                             71,204         2,968
   Honeywell International           191,603         7,817
   Southwest Airlines                182,100         3,232
   Textron                            34,210         1,944
   US Airways Group*                  16,165           573
                                                  --------
                                                    18,972
                                                  --------
APPAREL/TEXTILES -- 0.1%
   Cintas                             40,600         1,600
   Liz Claiborne                      12,450           586
   VF                                 27,260           954
                                                  --------
                                                     3,140
                                                  --------
AUTOMOTIVE -- 1.1%
   Cooper Tire & Rubber               17,400           197
   Dana                               35,557           611
   Delphi Automotive Systems         134,517         1,906
   Ford Motor                        445,316        12,522
   General Motors                    131,730         6,830
   Genuine Parts                      41,492         1,075
   Goodyear Tire & Rubber             38,170           910
   ITT Industries                     21,165           820
   Navistar International*            14,226           324
   Paccar                             18,308           820
   Rockwell International             43,830         1,593
   TRW                                29,920         1,017
   Visteon                            31,396           472
                                                  --------
                                                    29,097
                                                  --------
BANKS -- 6.8%
   Amsouth Bancorporation             90,100         1,515
   Bank of America                   391,012        21,408
   Bank of New York                  177,900         8,760
   Bank One                          277,701        10,047
   BB&T                               96,500         3,394
   Charter One Financial              50,020         1,416
   Comerica                           42,500         2,614
   Fifth Third Bancorp               111,875         5,978


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                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   First Union                       235,314      $  7,765
   FleetBoston Financial             260,100         9,819
   Golden West Financial              38,015         2,467
   Huntington Bancshares              60,254           859
   JP Morgan Chase                   456,987        20,519
   Keycorp                           102,342         2,640
   Mellon Financial                  117,220         4,750
   National City                     146,400         3,916
   Northern Trust                     53,300         3,331
   Old Kent Financial                 33,205         1,262
   PNC Financial Services Group       69,660         4,719
   Regions Financial                  58,000         1,649
   SouthTrust                         40,700         1,862
   State Street                       38,900         3,633
   Suntrust Banks                     71,130         4,609
   Synovus Financial                  69,100         1,866
   Union Planters                     33,400         1,286
   US Bancorp                        462,970        10,741
   Wachovia                           50,378         3,035
   Washington Mutual                 139,747         7,651
   Wells Fargo                       410,652        20,315
                                                  --------
                                                   173,826
                                                  --------
BEAUTY PRODUCTS -- 1.8%
   Alberto-Culver, Cl B               13,480           535
   Avon Products                      57,140         2,285
   Colgate-Palmolive                 137,376         7,591
   Gillette                          252,976         7,885
   International Flavors
     & Fragrances                     23,495           518
   Kimberly-Clark                    128,274         8,701
   Procter & Gamble                  312,208        19,544
                                                  --------
                                                    47,059
                                                  --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.0%
   Clear Channel Communications*     140,535         7,652
   Comcast, Cl A*                    225,654         9,463
   Interpublic Group                  74,000         2,542
   Omnicom Group                      42,500         3,522
   Univision Communications, Cl A*    49,600         1,893
                                                  --------
                                                    25,072
                                                  --------
BUILDING & CONSTRUCTION -- 0.2%
   Centex                             14,280           595
   Fluor                              17,730           789
   KB Home                            10,537           344
   Masco                             107,280         2,590
   Pulte                               9,790           396
   Vulcan Materials                   24,300         1,138
                                                  --------
                                                     5,852
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 2001



S&P 500 INDEX FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
CHEMICALS -- 1.1%
   Air Products & Chemicals           55,040      $  2,114
   Ashland                            16,725           642
   Dow Chemical                      215,279         6,796
   Eastman Chemical                   18,491           910
   EI du Pont de Nemours             250,586        10,199
   Engelhard                          30,717           794
   FMC*                                7,265           535
   Great Lakes Chemical               12,000           369
   Hercules                           25,795           335
   PPG Industries                     40,490         1,866
   Praxair                            38,065         1,700
   Rohm & Haas                        52,823         1,627
   Sigma-Aldrich                      18,500           886
                                                  --------
                                                    28,773
                                                  --------
COMPUTERS & SERVICES -- 6.1%
   Apple Computer*                    83,140         1,835
   Autodesk                           13,500           413
   Cabletron Systems*                 44,400           573
   Cisco Systems*                  1,747,900        27,639
   Compaq Computer                   405,756         7,385
   Computer Sciences*                 40,520         1,311
   Dell Computer*                    621,500        15,965
   Electronic Data Systems           112,400         6,279
   EMC-Mass*                         525,600        15,453
   Gateway*                           77,600         1,304
   Hewlett-Packard                   464,220        14,516
   International Business Machines   421,420        40,532
   Lexmark International*             30,600         1,393
   NCR*                               23,000           898
   Palm*                             136,134         1,144
   Sapient*                           29,100           209
   Seagate Escrow Security* (A)       53,300            --
   Sun Microsystems*                 783,100        12,036
   Symbol Technologies                35,200         1,228
   Unisys*                            75,785         1,061
   Veritas Software*                  98,200         4,541
                                                  --------
                                                   155,715
                                                  --------
CONTAINERS & PACKAGING -- 0.1%
   Ball                                6,795           312
   Bemis                              12,690           420
   Newell Rubbermaid                  64,036         1,697
   Pactiv*                            37,912           459
   Sealed Air*                        20,086           669
                                                  --------
                                                     3,557
                                                  --------
DATA PROCESSING -- 0.6%
   Automatic Data Processing         152,640         8,301
   First Data                         94,904         5,667
   IMS Health                         70,464         1,755
                                                  --------
                                                    15,723
                                                  --------

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                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 1.4%
   Cooper Industries                  22,395       $   749
   Crane                              14,519           378
   Danaher                            34,100         1,860
   Illinois Tool Works                72,634         4,129
   Minnesota Mining
     & Manufacturing                  95,130         9,884
   National Service Industries         9,885           232
   Tyco International Ltd.           420,940        18,197
                                                  --------
                                                    35,429
                                                  --------
DRUGS -- 9.5%
   Abbott Laboratories               371,520        17,532
   Allergan                           31,500         2,336
   Alza*                              56,840         2,302
   American Home Products            314,780        18,493
   Biogen*                            35,600         2,254
   Bristol-Myers Squibb              469,680        27,899
   Cardinal Health                    67,358         6,517
   Chiron*                            46,000         2,018
   Eli Lilly                         270,820        20,761
   Forest Laboratories*               42,300         2,506
   King Pharmaceuticals*              40,600         1,654
   McKesson HBOC                      68,491         1,832
   Medimmune*                         50,900         1,826
   Merck                             554,050        42,052
   Pfizer                          1,515,635        62,065
   Pharmacia                         309,855        15,607
   Schering-Plough                   351,220        12,830
   Watson Pharmaceutical*             24,700         1,299
                                                  --------
                                                   241,783
                                                  --------
ELECTRICAL SERVICES -- 7.0%
   AES*                              127,600         6,375
   Allegheny Energy                   26,500         1,226
   Ameren                             32,900         1,347
   American Electric Power            77,365         3,636
   Calpine*                           67,700         3,728
   Cinergy                            38,192         1,281
   Citizens Communications*           63,700           806
   CMS Energy                         31,400           929
   Consolidated Edison                50,890         1,888
   Constellation Energy Group         38,595         1,702
   Dominion Resources                 57,408         3,701
   DTE Energy                         34,235         1,363
   Duke Energy                       184,112         7,869
   Edison International               78,340           990
   Emerson Electric                  103,130         6,394
   Entergy                            53,520         2,034
   Exelon                             76,458         5,016
   FirstEnergy                        54,205         1,513
   FPL Group                          42,428         2,601
   General Electric                2,380,280        99,639
   GPU                                29,200           949

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                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Niagara Mohawk Holdings*           38,465       $   650
   NiSource                           49,018         1,525
   PG&E                               93,045         1,158
   Pinnacle West Capital              20,400           936
   PPL                                34,900         1,534
   Progress Energy                    49,435         2,129
   Progress Energy* (A)               23,000            --
   Public Service Enterprise Group    51,483         2,222
   Reliant Energy                     70,751         3,201
   Southern                          162,326         5,696
   TXU                                62,035         2,563
   XCEL Energy                        81,820         2,464
                                                  --------
                                                   179,065
                                                  --------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-- 0.5%
   Adaptec*                           23,700           206
   Adobe Systems                      57,800         2,021
   American Power Conversion*         46,800           603
   Eaton                              16,530         1,132
   Jabil Circuit*                     45,800           990
   Molex                              46,900         1,655
   Sanmina*                           73,600         1,440
   Solectron*                        155,100         2,948
   Tektronix                          22,710           620
   Thomas & Betts                     13,940           242
                                                  --------
                                                    11,857
                                                  --------
ENTERTAINMENT -- 2.2%
   AOL Time Warner*                1,039,492        41,736
   Walt Disney                       499,701        14,291
                                                  --------
                                                    56,027
                                                  --------
ENVIRONMENTAL SERVICES -- 0.2%
   Allied Waste Industries*           47,300           742
   Ecolab                             30,500         1,294
   Waste Management                  149,314         3,688
                                                  --------
                                                     5,724
                                                  --------
FINANCIAL SERVICES -- 6.5%
   American Express                  319,541        13,197
   Bear Stearns                       25,708         1,176
   Capital One Financial              47,300         2,625
   Charles Schwab                    332,432         5,126
   CIT Group                          62,900         1,817
   Citigroup                       1,206,454        54,266
   Countrywide Credit Industries      27,900         1,377
   Equifax                            34,000         1,063
   Fannie Mae                        242,060        19,268
   Franklin Resources                 58,700         2,296
   Freddie Mac                       166,900        10,820
   Household International           113,091         6,700


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Lehman Brothers Holdings           60,000      $  3,762
   MBNA                              204,612         6,773
   Merrill Lynch                     194,100        10,753
   Moody's                            39,032         1,076
   Morgan Stanley Dean Witter        268,322        14,355
   Providian Financial                68,690         3,369
   Stilwell Financial                 53,400         1,432
   T. Rowe Price Group                29,100           911
   USA Education                      39,400         2,862
                                                  --------
                                                   165,024
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 4.9%
   Adolph Coors, Cl B                  8,865           580
   Anheuser-Busch                    216,700         9,953
   Archer-Daniels-Midland            152,228         2,002
   Brown-Forman, Cl B                 16,460         1,020
   Campbell Soup                     100,960         3,016
   Coca-Cola                         597,460        26,981
   Coca-Cola Enterprises             100,400         1,785
   Conagra Foods                     128,884         2,351
   Fortune Brands                     37,140         1,278
   General Mills                      68,220         2,934
   HJ Heinz                           83,520         3,358
   Hershey Foods                      32,700         2,267
   Kellogg                            97,480         2,635
   Pepsico                           346,780        15,241
   Philip Morris                     534,130        25,344
   Quaker Oats                        31,660         3,073
   Ralston Purina Group               74,380         2,317
   Sara Lee                          198,760         4,289
   Supervalu                          31,760           423
   Sysco                             162,340         4,304
   Unilever ADR                      137,250         7,225
   UST                                39,140         1,176
   Wm Wrigley Jr.                     54,310         2,620
                                                  --------
                                                   126,172
                                                  --------
FOOTWEAR -- 0.1%
   Nike, Cl B                         64,820         2,628
   Reebok International Ltd.*         13,720           341
                                                  --------
                                                     2,969
                                                  --------
GAS/NATURAL GAS -- 1.2%
   Dynegy, Cl A                       77,600         3,958
   El Paso                           119,347         7,793
   Enron                             179,368        10,421
   KeySpan                            32,300         1,232
   Kinder Morgan                      27,500         1,463
   Nicor                              11,000           410
   Oneok                               7,100           290
   Peoples Energy                      8,440           328

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 2001



S&P 500 INDEX FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Sempra Energy                      49,127      $  1,144
   Williams                          116,090         4,974
                                                  --------
                                                    32,013
                                                  --------
HOTEL & MOTEL -- 0.2%
   Harrah's Entertainment*            27,985           824
   Hilton Hotels                      88,605           926
   Marriott International, Cl A       57,640         2,374
   Starwood Hotels & Resorts
     Worldwide                        46,400         1,578
                                                  --------
                                                     5,702
                                                  --------
HOUSEHOLD PRODUCTS -- 0.2%
   Clorox                             56,719         1,784
   Leggett & Platt                    47,100           906
   Maytag                             18,430           594
   Sherwin-Williams                   38,560           983
   Tupperware                         13,850           330
   Whirlpool                          16,005           800
                                                  --------
                                                     5,397
                                                  --------
INSURANCE -- 4.4%
   Aetna*                             34,587         1,242
   Aflac                             127,300         3,506
   Allstate                          175,604         7,365
   AMBAC Financial Group              25,300         1,605
   American General                  120,778         4,620
   American International Group      559,221        45,017
   AON                                61,475         2,182
   Chubb                              41,918         3,037
   Cigna                              36,890         3,961
   Cincinnati Financial               38,600         1,464
   Conseco                            78,153         1,258
   Hartford Financial Services        56,730         3,347
   Jefferson-Pilot                    24,805         1,684
   Lincoln National                   45,960         1,952
   Loews                              47,400         2,816
   Marsh & McLennan                   66,015         6,273
   MBIA                               23,600         1,904
   Metlife*                          183,700         5,520
   MGIC Investment                    25,700         1,758
   Progressive                        17,600         1,708
   Safeco                             30,720           866
   St. Paul                           52,276         2,303
   Torchmark                          30,374         1,179
   UnitedHealth Group                 76,800         4,551
   UnumProvident                      57,873         1,691
                                                  --------
                                                   112,809
                                                  --------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
LEISURE PRODUCTS -- 0.1%
   Brunswick                          21,030      $    413
   Hasbro                             41,367           534
   Mattel                            102,565         1,820
                                                  --------
                                                     2,767
                                                  --------
MACHINERY & MANUFACTURING OPERATIONS-- 0.6%
   Black & Decker                     19,435           714
   Briggs & Stratton                   5,240           201
   Caterpillar                        82,600         3,666
   Cummins Engine                      9,940           373
   Deere                              56,390         2,049
   Dover                              48,840         1,750
   Ingersoll-Rand                     38,605         1,533
   McDermott International            14,565           184
   Pall                               29,493           646
   Parker Hannifin                    27,978         1,111
   Snap-On                            13,997           408
   Stanley Works                      20,630           680
   Timken                             14,440           226
   WW Grainger                        22,580           764
                                                  --------
                                                    14,305
                                                  --------
MARINE TRANSPORTATION -- 0.2%
   Carnival                          140,500         3,888
                                                  --------
MEASURING DEVICES -- 0.2%
   Agilent Technologies*             109,637         3,369
   Applied Biosystems
     Group-- Applera                  50,660         1,406
   PerkinElmer                        12,040           631
   Thermo Electron*                   43,200           971
                                                  --------
                                                     6,377
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 3.5%
   Amgen*                            250,200        15,059
   Bausch & Lomb                      12,780           584
   Baxter International               70,673         6,653
   Becton Dickinson                   61,620         2,176
   Biomet                             42,900         1,690
   Boston Scientific*                 97,400         1,966
   CR Bard                            12,135           551
   Guidant*                           74,000         3,329
   HCA - The Healthcare              132,659         5,342
   Healthsouth*                       92,812         1,196
   Humana*                            40,700           427
   Johnson & Johnson                 333,940        29,210
   Manor Care*                        24,647           503

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Medtronic                         288,580     $  13,200
   St. Jude Medical*                  20,450         1,101
   Stryker                            47,000         2,456
   Tenet Healthcare*                  77,060         3,391
   Wellpoint Health Networks*         15,000         1,430
                                                  --------
                                                    90,264
                                                  --------
METAL & METAL INDUSTRIES -- 0.7%
   Alcan                              76,352         2,749
   Alcoa                             207,754         7,469
   Allegheny Technologies             19,274           336
   Barrick Gold                       95,100         1,359
   Freeport-McMoran Copper
     & Gold, Cl B*                    35,700           466
   Homestake Mining                   63,200           332
   Inco Ltd.*                         43,700           648
   Newmont Mining                     46,122           743
   Nucor                              18,680           749
   Phelps Dodge                       18,881           759
   Placer Dome                        78,729           681
   USX-U.S. Steel Group               21,367           314
   Worthington Industries             20,522           191
                                                  --------
                                                    16,796
                                                  --------
MISCELLANEOUS BUSINESS SERVICES-- 0.6%
   BroadVision*                       64,700           346
   Cendant*                          184,810         2,696
   Concord EFS*                       51,900         2,099
   Convergys                          37,000         1,335
   Deluxe                             17,355           411
   Fiserv*                            29,800         1,333
   H&R Block                          21,870         1,095
   Intuit*                            49,700         1,379
   Paychex                            89,525         3,318
   Robert Half International*         42,700           954
                                                  --------
                                                    14,966
                                                  --------
MOTORCYCLES -- 0.1%
   Harley-Davidson                    72,800         2,763
                                                  --------
OFFICE SUPPLIES & EQUIPMENT -- 0.2%
   Avery Dennison                     26,430         1,375
   Pitney Bowes                       60,520         2,103
   Xerox                             160,350           960
                                                  --------
                                                     4,438
                                                  --------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS -- 0.5%
   Boise Cascade                      13,731       $   431
   Georgia-Pacific Group              54,293         1,596
   International Paper               115,590         4,170
   Louisiana-Pacific                  25,012           240
   Mead                               23,820           598
   Potlatch                            6,870           219
   Temple-Inland                      11,890           526
   Westvaco                           24,190           586
   Weyerhaeuser                       52,170         2,650
   Willamette Industries              26,300         1,210
                                                  --------
                                                    12,226
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 6.7%
   Amerada Hess                       21,330         1,666
   Anadarko Petroleum                 59,841         3,757
   Apache                             29,700         1,711
   Baker Hughes                       79,748         2,896
   Burlington Resources               51,863         2,321
   Chevron                           154,220        13,541
   Conoco, Cl B                      149,767         4,231
   Devon Energy                       30,896         1,798
   EOG Resources                      28,100         1,159
   Exxon Mobil                       835,008        67,636
   Halliburton                       106,310         3,907
   Kerr-McGee                         22,652         1,470
   Nabors Industries*                 35,300         1,830
   Noble Drilling*                    32,200         1,486
   Occidental Petroleum               88,730         2,196
   Phillips Petroleum                 61,335         3,376
   Rowan*                             22,605           622
   Royal Dutch Petroleum ADR         512,840        28,432
   Schlumberger Ltd.                 137,534         7,923
   Sunoco                             20,370           661
   Texaco                            132,120         8,773
   Tosco                              34,800         1,488
   Transocean Sedco Forex             76,116         3,300
   Unocal                             58,390         2,019
   USX-Marathon Group                 74,535         2,009
                                                  --------
                                                   170,208
                                                  --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Eastman Kodak                      72,065         2,875
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 2001



S&P 500 INDEX FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 0.6%
   American Greetings, Cl A           15,300       $   162
   Dow Jones                          21,100         1,105
   Gannett                            63,370         3,784
   Knight Ridder                      17,570           944
   McGraw-Hill                        46,940         2,800
   Meredith                           12,080           422
   New York Times, Cl A               38,960         1,596
   RR Donnelley & Sons                29,360           770
   Tribune                            72,620         2,959
                                                  --------
                                                    14,542
                                                  --------
RAILROADS -- 0.4%
   Burlington Northern Santa Fe       94,200         2,862
   CSX                                51,118         1,723
   Norfolk Southern                   92,400         1,547
   Union Pacific                      59,540         3,349
                                                  --------
                                                     9,481
                                                  --------
RETAIL -- 6.8%
   Albertson's                        98,323         3,129
   Autozone*                          27,300           765
   Bed Bath & Beyond*                 68,700         1,687
   Best Buy*                          49,900         1,794
   Circuit City Stores-
     Circuit City Group               49,500           525
   Consolidated Stores*               26,824           270
   CVS                                94,113         5,505
   Darden Restaurants                 28,860           685
   Dillards, Cl A                     21,220           466
   Dollar General                     79,385         1,623
   Federated Department Stores*       47,700         1,982
   Gap                               204,130         4,842
   Harcourt General                   17,566           978
   Home Depot                        556,283        23,976
   JC Penney                          63,030         1,008
   K Mart*                           116,180         1,092
   Kohls*                             79,600         4,911
   Kroger*                           196,620         5,071
   Limited                           102,296         1,608
   Longs Drug Stores                   8,990           266
   Lowe's                             91,988         5,377
   May Department Stores              71,543         2,538
   McDonald's                        315,000         8,363
   Nordstrom                          32,160           524
   Office Depot*                      71,600           627
   RadioShack                         44,687         1,640
   Safeway*                          120,400         6,640
   Sears Roebuck                      80,225         2,830
   Staples*                          108,750         1,618
   Starbucks*                         45,500         1,931
   Target                            215,160         7,763
   Tiffany                            35,100           956

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   TJX                                67,140      $  2,148
   Toys R Us*                         47,365         1,189
   Tricon Global Restaurants*         35,198         1,344
   Wal-Mart Stores                 1,073,040        54,189
   Walgreens                         243,960         9,954
   Wendy's International              27,275           609
   Winn-Dixie Stores                  33,760           958
                                                  --------
                                                   173,381
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.2%
   Advanced Micro Devices*            75,260         1,997
   Altera*                            95,200         2,041
   Analog Devices*                    86,400         3,131
   Applied Materials*                194,400         8,456
   Applied Micro Circuits*            71,700         1,183
   Avaya*                             67,894           883
   Broadcom, Cl A*                    58,700         1,696
   Conexant Systems*                  58,400           522
   Intel                           1,616,760        42,541
   JDS Uniphase*                     313,800         5,786
   Johnson Controls                   20,730         1,295
   Kla-Tencor*                        44,300         1,744
   Linear Technology                  76,100         3,125
   LSI Logic*                         76,700         1,206
   Maxim Integrated Products*         68,000         2,828
   Micron Technology                 142,500         5,918
   Millipore                          11,190           518
   National Semiconductor*            41,812         1,118
   Novellus Systems*                  33,800         1,371
   Power-One*                         18,800           272
   QLogic*                            22,100           497
   Teradyne*                          41,900         1,383
   Texas Instruments                 416,580        12,906
   Vitesse Semiconductor*             45,700         1,088
   Xilinx*                            79,300         2,785
                                                  --------
                                                   106,290
                                                  --------
SOFTWARE -- 4.1%
   BMC Software*                      58,582         1,260
   Citrix Systems*                    44,500           940
   Computer Associates
     International                   138,452         3,766
   Compuware*                         88,400           862
   Mercury Interactive*               19,400           812
   Microsoft*                      1,281,600        70,087
   Novell*                            76,300           381
   Oracle*                         1,341,856        20,101
   Parametric Technology*             63,900           579
   Peoplesoft*                        68,563         1,607
   Siebel Systems*                   103,200         2,807
   Yahoo*                            134,100         2,112
                                                  --------
                                                   105,314
                                                  --------

--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS-- 8.7%
   ADC Telecommunications*           186,700      $  1,587
   Alltel                             75,182         3,944
   Andrew*                            19,515           281
   AT&T                              903,084        19,236
   BellSouth                         449,812        18,406
   CenturyTel                         33,800           972
   Comverse Technology*               39,900         2,350
   Corning                           220,938         4,571
   Global Crossing Ltd.*             212,760         2,870
   Lucent Technologies               817,632         8,152
   Motorola                          524,751         7,483
   Network Appliance*                 77,100         1,296
   Nextel Communications, Cl A*      183,000         2,631
   Nortel Networks                   764,300        10,738
   Qualcomm*                         181,000        10,249
   Qwest Communications
     International*                  397,828        13,944
   SBC Communications                813,185        36,292
   Scientific-Atlanta                 38,768         1,612
   Sprint (FON Group)                212,400         4,671
   Sprint (PCS Group)*               223,900         4,254
   Tellabs*                           98,600         4,012
   Verizon Communications            649,032        31,997
   Viacom, Cl B*                     419,079        18,427
   WorldCom*                         691,610        12,924
                                                ----------
                                                   222,899
                                                ----------
TESTING LABORATORIES -- 0.0%
   Quintiles Transnational*           27,700           523
                                                ----------
TRAVEL SERVICES -- 0.1%
   Sabre Holdings*                    31,632         1,460
                                                ----------
TRUCKING & LEASING -- 0.0%
   Ryder System                       14,330           258
                                                ----------
WHOLESALE -- 0.2%
   Costco Wholesale*                 107,716         4,228
                                                ----------
Total Common Stocks
(Cost $1,729,788)                                2,498,004
                                                ----------

U.S. TREASURY OBLIGATIONS -- 0.3%
   U.S. Treasury Bills (B)
     5.099%-6.321%, 5/31/01          $ 6,000         5,957
                                                ----------
Total U.S. Treasury Obligations
   (Cost $5,942)                                     5,957
                                                ----------

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.9%
   JP Morgan
     5.270%, dated 3/30/01,
     matures 4/02/01, repurchase
     price $48,255,359 (collateralized
     by various FNMA obligations, par
     value $48,859,992, 6.500%-8.000%,
     02/01/16-03/01/31, total
     market value $49,210,423)       $48,241     $  48,241
                                                ----------
Total Repurchase Agreement
   (Cost $48,241)                                   48,241
                                                ----------
Total Investments -- 99.9%
   (Cost $1,783,971)                             2,552,202
                                                ----------
Other Assets and Liabilities, Net-- 0.1%             3,729
                                                ----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 26,832,999 outstanding shares
   of beneficial interest                          928,358
Fund Shares of Class E
   (unlimited authorization -- no par value)
   based on 44,289,486 outstanding shares
   of beneficial interest                          946,987
Undistributed net investment income                  7,824
Accumulated net realized loss on investments       (97,362)
Net unrealized appreciation on futures               1,893
Net unrealized appreciation on investments         768,231
                                                ----------
Total Net Assets-- 100.0%                       $2,555,931
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $35.88
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class E                        $35.97
                                                ==========

*NON-INCOME PRODUCING SECURITY

(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(B) SECURITIES PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS. THE RATES SHOWN ARE EFFECTIVE YIELDS AT THE TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD. -- LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 2001




BOND INDEX FUND
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS--20.4%
   U.S. Treasury Bonds
     11.750%, 02/15/10 - 11/15/14     $  600        $  834
     11.625%, 11/15/02                   200           223
     10.750%, 08/15/05                    75            93
      9.125%, 05/15/09                   650           731
      8.875%, 02/15/19                   990         1,358
      8.750%, 05/15/17                   445           597
      8.500%, 02/15/20                   200           268
      8.000%, 11/15/21                   180           232
      6.625%, 02/15/27                   100           113
      6.500%, 11/15/26                   625           698
      6.375%, 08/15/27                   650           716
      6.250%, 08/15/23                   625           674
      6.125%, 08/15/29                   200           215
      5.250%, 02/15/29                   325           308
   U.S. Treasury Notes
      7.250%, 08/15/04                   800           868
      7.000%, 07/15/06                   200           221
      6.750%, 05/15/05                   300           324
      6.500%, 08/15/05 - 10/15/06      1,045         1,126
      6.250%, 01/31/02 - 06/30/02        550           563
      6.000%, 08/15/09                   400           427
      5.500%, 02/15/08                   500           519
      4.250%, 11/15/03                 1,100         1,097
                                                 ---------
Total U.S. Treasury Obligations
   (Cost $11,485)                                   12,205
                                                 ---------

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS--33.0%
   FHLMC
     10.500%, 12/01/17 - 06/01/19         15            17
      9.500%, 08/01/17 - 02/01/21         47            51
      9.000%, 11/01/04 - 07/01/09         16            17
      8.500%, 10/01/01 - 01/01/10         31            33
      8.000%, 01/01/11 - 08/01/30        322           332
      7.500%, 05/01/07 - 11/01/29      1,139         1,167
      7.000%, 09/01/03 - 10/01/29      1,581         1,603
      6.500%, 07/01/08 - 05/01/29      2,126         2,129
      6.300%, 06/01/04                   300           301
      6.000%, 11/01/13 - 04/01/29      1,204         1,186
      5.500%, 02/01/14                   166           163
   FNMA
      9.500%, 02/01/21                     3             3
      9.000%, 11/01/26                    30            31
      8.500%, 05/01/07 - 04/01/30        154           160
      8.000%, 08/01/07 - 02/01/30        602           622
      7.500%, 06/01/07 - 06/01/30      1,297         1,328
      7.000%, 02/01/08 - 12/01/29      2,013         2,040
      6.500%, 03/01/03 - 06/01/29      2,253         2,250
      6.000%, 05/01/04 - 12/01/28      1,251         1,234
      5.500%, 12/01/13 - 02/01/29        254           247

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   GNMA
     11.500%, 04/15/15                 $  22         $  24
     10.000%, 09/15/18 - 02/20/21         12            14
      9.500%, 09/15/09 - 07/15/17         22            22
      9.000%, 11/15/19 - 09/15/25        217           231
      8.500%, 02/15/17 - 11/15/22        152           158
      8.000%, 10/15/07 - 03/15/30        783           810
      7.500%, 01/15/23 - 01/15/30        830           849
      7.000%, 05/15/23 - 07/15/29        898           912
      6.500%, 03/15/11 - 01/15/29        960           962
      6.000%, 09/15/28 - 02/15/29        436           428
   GNMA TBA
      7.000%, 04/23/31                   400           406
                                                 ---------
Total U.S. Agency Mortgage-Backed Obligations
   (Cost $19,411)                                   19,730
                                                 ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS--9.5%
   FFCB
      6.000%, 10/01/01                   300           302
   FHLB
      6.000%, 08/15/02                   225           229
      5.800%, 09/02/08                   250           253
      5.440%, 10/15/03                   150           153
   FHLMC
      7.900%, 09/19/01                   150           152
      7.000%, 07/15/05                   335           358
      6.750%, 09/15/29                   100           106
      6.450%, 04/29/09                   600           603
      5.750%, 04/15/08                   250           253
      5.000%, 01/15/04                   800           805
   FNMA
      7.500%, 02/11/02                   100           103
      7.125%, 01/15/30                    35            39
      6.250%, 05/15/29                    25            25
      5.250%, 01/15/09                   650           635
      4.750%, 11/14/03                   700           700
   FNMA (A)
      5.951%, 07/05/14                   415           193
   FNMA MTN
      6.240%, 01/14/08                   150           152
   Resolution Funding
      8.875%, 04/15/30                   230           325
   TVA
      6.375%, 06/15/05                   200           208
      6.000%, 03/15/13                   100           101
                                                 ---------
Total U.S. Government Agency Obligations
   (Cost $5,375)                                     5,695
                                                 ---------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS--17.2%
   Alcoa
      6.750%, 01/15/28                 $  85         $  84
   Alltel
      6.800%, 05/01/29                   100            90
   American Airlines
      7.024%, 10/15/09                   125           130
   AT&T Capital MTN
      6.600%, 05/15/05                   200           201
   Auburn Hills Trust
     12.000%, 05/01/20                   100           145
   Bank of America
      7.625%, 04/15/05                   100           106
   Bank One MTN
      6.000%, 02/17/09                   150           144
   BellSouth Telecommunications
      6.500%, 06/15/05                   100           103
   Boeing
      6.750%, 09/15/02                   150           153
   Bowater
      9.000%, 08/01/09                   150           163
   Burlington Northern Santa Fe
      6.125%, 03/15/09                   100            97
   Capital One Bank
      6.700%, 05/15/08                   100            93
   Caterpillar
      8.000%, 02/15/23                    50            55
   Chase Manhattan
      8.625%, 05/01/02                   150           156
   CitiFinancial
      6.500%, 08/01/04                   150           154
   Citigroup
      8.625%, 02/01/07                   200           225
   CNA Financial
      6.600%, 12/15/08                   100            93
   Coastal
      9.625%, 05/15/12                   125           150
   Coca-Cola Enterprises
      8.500%, 02/01/22                   100           118
   ConAgra Foods
      7.400%, 09/15/04                   260           271
   Countrywide Home Loan MTN
      7.200%, 10/30/06                   100           105
   CP&L Energy
      7.500%, 03/01/23                    85            82
   DaimlerChrysler
      7.450%, 03/01/27                    40            37
   EI du Pont de Nemours
      8.250%, 09/15/06                   100           112
   Eli Lilly
      7.125%, 06/01/25                    65            68
   Enron
      6.750%, 09/01/04                   100           102

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   EOP Operating LP
      6.800%, 01/15/09                $  150        $  149
   Federated Department Stores
      8.125%, 10/15/02                   150           155
   FleetBoston Financial
      6.375%, 05/15/08                   150           151
   Ford Motor
      6.625%, 02/15/28                   125           110
   Ford Motor Credit
      7.500%, 01/15/03                   125           129
      6.125%, 01/09/06                   400           398
   France Telecom (B)
      7.200%, 03/01/06                   175           178
   General Electric Capital MTN
      7.000%, 02/03/03                   425           440
   General Electric Global Insurance
      7.000%, 02/15/26                   100           102
   General Motors Acceptance
      8.500%, 01/01/03                   150           157
   Hertz
      7.000%, 01/15/28                   100            90
   Household Finance MTN
      6.125%, 07/15/02                   100           101
   JP Morgan
      5.750%, 10/15/08                   200           193
   Kellogg (B)
      7.450%, 04/01/31                    50            50
   May Department Stores
      9.875%, 12/01/02                   100           108
   Midamerican Energy Holdings
      8.480%, 09/15/28                    70            76
   Morgan Stanley Dean Witter
      6.875%, 03/01/07                   200           209
   National City Bank of Michigan
      8.500%, 05/15/02                   250           259
   NB Capital Trust IV
      8.250%, 04/15/27                   125           124
   New Century Energies
      7.125%, 06/01/06                   200           209
   News America Holdings
      7.700%, 10/30/25                   150           141
   Niagara Mohawk Power
      7.750%, 05/15/06                   225           243
   Nordstrom
      5.625%, 01/15/09                   100            88
   Occidental Petroleum
      7.375%, 11/15/08                   200           209
   Oracle
      6.720%, 02/15/04                   100           101
   Park Place Entertainment
      7.375%, 06/01/02                    50            50
   Procter & Gamble
      6.450%, 01/15/26                    65            63

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 2001




BOND INDEX FUND--CONCLUDED
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Qwest Cap Funding (B)
      7.900%, 08/15/10                $  170        $  180
   Raytheon
      7.200%, 08/15/27                   200           185
   Rhom & Haas
      7.400%, 07/15/09                   200           212
   Safeway
      6.500%, 11/15/08                   135           137
   Salomon Smith Barney Holdings
      7.375%, 05/15/07                   250           264
   Societe Generale
      7.400%, 06/01/06                   100           106
   Southwestern Bell Telephone
      6.625%, 09/01/24                    60            54
   Sprint
      9.250%, 04/15/22                   150           162
   Sun Microsystems
      7.350%, 08/15/04                   200           207
   Target
      6.400%, 02/15/03                   150           154
   TCI Communications
      8.750%, 08/01/15                   100           114
   Texas Utilities Electric
      6.750%, 03/01/03                   150           153
   Time Warner
      6.950%, 01/15/28                    80            74
   Union Pacific
      6.625%, 02/01/29                   100            91
   Viacom
      7.750%, 06/01/05                   275           294
   Virginia Electric Power
      7.375%, 07/01/02                   150           154
   Wells Fargo
      8.375%, 05/15/02                   230           239
                                                 ---------
Total Corporate Bonds
   (Cost $10,167)                                   10,300
                                                 ---------

ASSET-BACKED OBLIGATIONS--2.2%
   DaimlerChrysler Auto Trust
     Ser 2000-B, Cl A4
      7.630%, 06/08/05                   350           370
   Discover Card Master Trust I,
     Ser 1998-6, Cl A
      5.850%, 01/17/06                   400           407
   Discover Card Master Trust I,
     Ser 1999-6, Cl A
      6.850%, 07/17/07                   100           105
   Ford Motor Credit
     Ser 2000-G, Cl A4
      6.620%, 07/15/04                   229           236

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Peco Energy Transition Trust,
     Ser 1999-A, Cl A7
      6.130%, 03/01/09                $  150     $     151
   Sears Credit Account Master Trust II,
     Ser 1995-3, Cl A
      7.000%, 10/15/04                    63            63
                                                 ---------
Total Asset-Backed Obligations
   (Cost $1,298)                                     1,332
                                                 ---------

MORTGAGE-BACKED SECURITIES--2.1%
   Bear Stearns Commercial Mortgage
     Securities, Ser 1999-WF2, Cl A2
      7.080%, 06/15/09                   200           210
   DLJ Commercial Mortgage,
     Ser 1998-CF2, Cl A1B
      6.240%, 11/12/31                   200           201
   Heller Financial Commercial
     Mortgage, Ser 1999-PH1, Cl A2
      6.847%, 05/15/31                   200           207
   JP Morgan Commercial Mortgage,
     Ser 2000-C10, Cl A2
      7.371%, 08/15/32                   200           212
   Morgan Stanley Capital I,
     Ser 1998-WF1, Cl A
      6.250%, 07/15/07                   418           427
                                                 ---------
Total Mortgage-Backed Securities
   (Cost $1,187)                                     1,257
                                                 ---------

YANKEE BONDS--7.8%
   Associates
      5.750%, 11/01/03                   375           378
   Canada Government
      5.250%, 11/05/08                   265           261
   DaimlerChrysler Holdings
      6.900%, 09/01/04                   100           102
   Deutsche Telekom
      8.000%, 06/15/10                   250           255
   Diageo Capital PLC
      6.625%, 06/24/04                   250           259
   Electronic Data Systems
      7.125%, 10/15/09                    75            79
   Goldman Sachs Group MTN
      7.350%, 10/01/09                   100           104
   Hydro-Quebec
      9.500%, 11/15/30                    50            67
   Inter-American Development Bank
      5.750%, 02/26/08                    80            81

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   International Bank
      8.250%, 09/01/16                $  200        $  243
   Kingdom of Spain
      7.000%, 07/19/05                   160           171
   LB Baden-Wuerttemberg
      7.875%, 04/15/04                   250           269
   Marconi PLC
      7.750%, 09/15/10                   125           120
   Norsk Hydro
      6.360%, 01/15/09                   160           160
   Province of Ontario
      8.000%, 10/17/01                   250           254
      6.000%, 02/21/06                   100           102
   Province of Saskatchewan
      9.125%, 02/15/21                    50            64
   Quebec Province
      8.625%, 01/19/05                   250           277
   Republic of Ireland
      7.875%, 12/01/01                   200           204
   Republic of Italy
      6.875%, 09/27/23                   100           107
   Santander Financial
      7.750%, 05/15/05                   250           265
   Sanwa Finance Aruba
      8.350%, 07/15/09                   100           105
   Sumitomo Bank
      8.500%, 06/15/09                   100           106
   Trans-Canada Pipelines
      8.625%, 05/15/12                   150           174
   Tyco International Group
      6.125%, 01/15/09                   100            97
   Wal-Mart Stores
      6.875%, 08/10/09                   100           106
   Walt Disney
      6.750%, 03/30/06                   100           106
   Worldcom
      6.400%, 08/15/05                   150           147
                                                 ---------
Total Yankee Bonds
   (Cost $4,467)                                     4,663
                                                 ---------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--1.2%
   Morgan Stanley Dean Witter,
     4.750%, dated 3/30/01, matures
     4/02/01, repurchase price $720,591
     (collateralized by various U.S.
     Treasury obligations, par value $737,273,
     5.375%, 04/19/01-03/01/31, total
     market value $735,078)             $720        $  720
                                                 ---------
Total Repurchase Agreement
   (Cost $720)                                         720
                                                 ---------
Total Investments -- 93.4%
   (Cost $54,110)                                   55,902
                                                 ---------
Other Assets and Liabilities, Net-- 6.6%             3,953
                                                 ---------
Total Net Assets-- 100.0%                          $59,855
                                                 =========

(A) ZERO COUPON SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT MARCH 31, 2001.
(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."

CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LP -- LIMITED PARTNERSHIP
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIABILITY COMPANY
SER -- SERIES
TBA -- TO BE ANNOUNCED
TVA -- TENNESSEE VALLEY AUTHORITY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 2001


                                                                   -----------
                                                                   BOND INDEX
                                                                      FUND
                                                                      (000)
                                                                   -----------
ASSETS:
   Investments (Cost $54,110)                                        $55,902
   Cash                                                                    4
   Receivable for investment securities sold                           4,521
   Receivable for capital shares sold                                    679
   Income receivable                                                       2
                                                                     -------
   Total Assets                                                       61,108
                                                                     -------
LIABILITIES:
   Income distribution payable                                           297
   Payable for investment securities purchased                           406
   Payable for capital shares redeemed                                   516
   Accrued expenses                                                       34
                                                                     -------
   Total Liabilities                                                   1,253
                                                                     -------
   TOTAL NET ASSETS                                                  $59,855
                                                                     =======
NET ASSETS:
   Fund shares of Class A (unlimited authorization -- no par value)
     based on 5,629,894 outstanding shares of beneficial interest     58,766
   Undistributed net investment income                                     1
   Accumulated net realized loss on investments                         (704)
   Net unrealized appreciation on investments                          1,792
                                                                     -------

   TOTAL NET ASSETS-- 100%                                           $59,855
                                                                     =======
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE-- CLASS A                                        $10.63
                                                                     =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
16

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- FOR THE YEAR ENDED MARCH 31, 2001



                                                                                 ----------         ----------
                                                                                   S&P 500              BOND
                                                                                    INDEX              INDEX
                                                                                    FUND                FUND
                                                                                 ----------         ---------
INVESTMENT INCOME:
   Dividends                                                                     $  34,564            $   --
   Interest                                                                          3,626             4,354
                                                                                 ---------            ------
   Total investment income                                                          38,190             4,354
                                                                                 ---------            ------
EXPENSES:
   Management fees                                                                   6,558               228
   Investment advisory fees                                                            894                46
   Custodian/Wire Agent Fees                                                           350                 6
   Transfer Agent fees                                                                  46                 1
   Professional fees                                                                    97                 2
   Registration fees                                                                   159                 4
   Trustee fees                                                                         20                 1
   Pricing                                                                              14                 4
   Insurance Expense                                                                    29                 1
   Shareholder Servicing Fees                                                        6,417               164
   Printing Expense                                                                     92                 3
   Licensing Fee                                                                        46                --
   Other expenses                                                                       36                --
                                                                                 ---------            ------
   Total expenses                                                                   14,758               460
                                                                                 ---------            ------
   Less: Waiver of Management Fees                                                    (875)              (48)
     Waiver of Shareholder Servicing Fees                                           (4,869)             (164)
                                                                                 ---------            ------
   Net Expenses                                                                      9,014               248
                                                                                 ---------            ------

NET INVESTMENT INCOME                                                               29,176             4,106
                                                                                 ---------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized Gain (Loss) from Securities Sold                                   (56,688)              171
   Net Realized Loss from Futures Contracts                                        (13,285)               --
                                                                                 ---------            ------

   Net Realized Gain (Loss) from Investment Transactions                           (69,973)              171
                                                                                 ---------            ------

   Change in unrealized Appreciation (Depreciation) on investment Securities      (665,199)            3,147
   Change in Unrealized Depreciation on Futures Contracts                             (136)               --
                                                                                 ---------            ------

   Net Change in Unrealized Appreciation (Depreciation) of Investments            (665,335)            3,147
                                                                                 ---------            ------

   Net Realized and Unrealized Gain (Loss) on Investments                         (735,308)            3,318
                                                                                 ---------            ------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                            $(706,132)           $7,424
                                                                                 =========            ======

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO. THE


ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- FOR THE YEARS ENDED MARCH 31,

                                                                         ---------------------    ---------------------
                                                                              S&P 500 INDEX            BOND INDEX
                                                                                  FUND                    FUND
                                                                         ---------------------    ---------------------
                                                                             2001       2000        2001        2000
                                                                          ----------  --------    ---------   ---------
OPERATIONS:
   Net investment income                                                 $   29,176  $   26,830     $  4,106  $   3,815
   Net realized Gain (Loss) from Investment Transactions                    (69,973)    (12,091)         171       (404)
   Net change in unrealized Appreciation (depreciation)
     of investments                                                        (665,335)    423,912        3,147     (2,209)
                                                                         ----------  ----------  -----------  ---------
   Net increase (Decrease) in net assets from operations                   (706,132)    438,651        7,424      1,202
                                                                         ----------  ----------  -----------  ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
     Class A                                                                 (8,552)     (7,075)      (4,122)    (3,798)
     Class E                                                                (19,061)    (19,070)          --         --
   Net Capital gains:
     Class A                                                                     --      (5,677)          --         --
     Class E                                                                     --     (13,435)          --         --
                                                                         ----------  ----------  -----------  ---------
     Total distributions                                                    (27,613)    (45,257)      (4,122)    (3,798)
                                                                         ----------  ----------  -----------  ---------
CAPITAL SHARE TRANSACTIONS:
CLASS A:
   Proceeds from Shares issued                                              737,039     448,334       25,277     36,555
   Reinvestment of cash distributions                                         7,994      12,084        1,090        860
   Cost of Shares redeemed                                                 (522,371)   (266,547)     (40,315)   (21,299)
                                                                         ----------  ----------  -----------  ---------
   Increase (Decrease) in Net Assets Derived from
     Class A Transactions                                                   222,662     193,871      (13,948)    16,116
                                                                         ----------  ----------  -----------  ---------
CLASS E:
   Proceeds from Shares issued                                              422,447     553,797           --         --
   Reinvestment of cash distributions                                        13,270      21,923           --         --
   Cost of Shares redeemed                                                 (426,755)   (399,088)          --         --
                                                                         ----------  ----------  -----------  ---------
   increase in Net Assets Derived from
     Class E transactions                                                     8,962     176,632           --         --
                                                                         ----------  ----------  -----------  ---------
   increase (Decrease) in Net Assets Derived from
     Capital Share transactions                                             231,624     370,503      (13,948)    16,116
                                                                         ----------  ----------  -----------  ---------
   Net increase (Decrease) in net assets                                   (502,121)    763,897      (10,646)    13,520
                                                                         ----------  ----------  -----------  ---------
NET ASSETS:
   Beginning of Period                                                    3,058,052   2,294,155       70,501     56,981
                                                                         ----------  ----------  -----------  ---------
   End of Period                                                         $2,555,931  $3,058,052  $    59,855  $  70,501
                                                                         ==========  ==========  ===========  =========
SHARES ISSUED AND REDEEMED:
CLASS A:
   Shares issued                                                             17,410      10,455        2,452      3,589
   Shares issued in lieu of cash distributions                                  183         283          106         85
   Shares redeemed                                                          (12,362)     (6,272)      (3,909)    (2,092)
                                                                         ----------  ----------  -----------  ---------
     Total Class A transactions                                               5,231       4,466       (1,351)     1,582
                                                                         ----------  ----------  -----------  ---------
CLASS E:
   Shares issued                                                              9,815      13,075          --          --
   Shares issued in lieu of cash distributions                                  301         512          --          --
   Shares Redeemed                                                           (9,992)     (9,354)          --         --
                                                                         ----------  ----------  -----------  ---------
     Total Class E transactions                                                 124       4,233          --          --
                                                                         ----------  ----------  -----------  ---------
   Net Increase (Decrease) From Share Transactions                            5,355       8,699       (1,351)     1,582
                                                                         ==========  ==========  ===========  =========

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO. THE

ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- FOR THE YEAR ENDED MARCH 31, 2001

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR






          NET              REALIZED AND                   NET        NET                           RATIO OF
         ASSET              UNREALIZED    DIVIDENDS  DISTRIBUTIONS   ASSET              ASSETS       RATIO      NET INVESTMENT
         VALUE,     NET        GAINS      FROM NET       FROM        VALUE,              END     OF EXPENSES      INCOME
       BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT      CAPITAL      END      TOTAL  OF PERIOD  TO AVERAGE     TO AVERAGE
       OF PERIOD  INCOME     SECURITIES    INCOME        GAINS    OF PERIOD   RETURN    (000)    NET ASSETS     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
------------------
S&P 500 INDEX FUND
------------------
  CLASS A (+)
  2001      $46.42  $0.37     $(10.55)   $(0.36)     $    --      $35.88      (22.07)% $  962,678     0.40%       0.88%
  2000       40.13   0.39        6.60     (0.39)       (0.31)      46.42       17.52    1,002,691     0.40        0.93
  1999       34.71   0.40        5.76     (0.40)       (0.34)      40.13       18.05      687,706     0.40        1.11
  1998       24.06   0.41       10.86     (0.41)       (0.21)      34.71       47.43      451,077     0.40        1.37
  1997       20.87   0.48        3.47     (0.43)       (0.33)      24.06       19.22      108,770     0.40        1.84
  CLASS E (++)
  2001      $46.54  $0.44     $(10.59)   $(0.42)     $    --      $35.97      (21.97)% $1,593,253     0.25%       1.03%
  2000       40.23   0.45        6.62     (0.45)       (0.31)      46.54       17.79    2,055,361     0.25        1.07
  1999       34.77   0.57        5.68     (0.45)       (0.34)      40.23       18.29    1,606,449     0.25        1.26
  1998       24.10   0.45       10.88     (0.45)       (0.21)      34.77       47.62    1,300,924     0.25        1.55
  1997       20.88   0.46        3.54     (0.45)       (0.33)      24.10       19.46      835,889     0.25        2.03


---------------
BOND INDEX FUND
---------------
  2001      $10.10  $0.64     $  0.53    $(0.64)     $   --       $10.63       12.03%  $   59,855     0.38%       6.24%
  2000       10.55   0.61       (0.45)    (0.61)         --        10.10        1.62       70,501     0.38        6.02
  1999       10.52   0.62        0.03     (0.62)         --        10.55        6.25       56,981     0.38        5.79
  1998       10.01   0.64        0.51     (0.64)         --        10.52       11.81       43,282     0.38        6.22
  1997       10.26   0.64       (0.21)    (0.68)         --        10.01        4.36       35,691     0.38        6.26


                         RATIO OF
           RATIO OF   NET INVESTMENT
           EXPENSES       INCOME
          TO AVERAGE    TO AVERAGE
          NET ASSETS    NET ASSETS    PORTFOLIO
          (EXCLUDING    (EXCLUDING    TURNOVER
           WAIVERS)      WAIVERS)       RATE
-----------------------------------------------
------------------
S&P 500 INDEX FUND
------------------
  CLASS A (+)
  2001              0.43%        0.85%            12%
  2000              0.43         0.90              7
  1999              0.44         1.07              7
  1998              0.44         1.33              4
  1997              0.46         1.78              2
  CLASS E (++)
  2001              0.53%        0.75%            12%
  2000              0.52         0.80              7
  1999              0.54         0.97              7
  1998              0.54         1.26              4
  1997              0.54         1.74              2


---------------
BOND INDEX FUND
---------------
  2001              0.70%        5.92%            29%
  2000              0.71         5.69             47
  1999              0.72         5.45             40
  1998              0.78         5.82             44
  1997              0.71         5.93             46

+ ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE CLASS E SHARES TO CLASS A SHARES.
++ ON JULY 31, 1997 THE BOARD OF TRUSTEES APPROVED THE RENAMING OF THE CLASS A
   SHARES TO CLASS E SHARES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 2001


1.   ORGANIZATION
SEI Index Funds (the "Trust") was organized as a Massachusetts Business Trust under a Declaration of Trust dated March 6, 1985. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two funds: the S&P 500 Index Fund and the Bond Index Fund (the "Funds"). The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies. The trust is registered to offer Class A and Class E shares of the S&P 500 Index Fund and Class A shares of the Bond Index Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.
     SECURITY VALUATION -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities not listed on an exchange or for which market quotations cannot be obtained are valued at their fair value as determined by a Fair Valuation Committee under the direction of the Board of Trustees. Although the Committee uses their best judgement in estimating the fair value of these investments, there are inherent limitations in any estimation technique. Because of the inherent uncertainty of valuation, the Fund's values may differ from the values that the Fund could realize in a current transaction.
     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provisions for Federal income taxes are required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using a method which approximates the effective interest method.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by SEI Investments Fund Management (the "Manager") and the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     FUTURES CONTRACTS -- The S&P 500 Index Fund invests in S&P 500 futures contracts. The S&P 500 Index Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P

500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.
     A summary of the open S&P 500 Index futures contracts held by the S&P 500 Index Fund at March 31, 2001, is as follows:

               CONTRACT                         UNREALIZED
  NUMBER OF      VALUE                         APPRECIATION
  CONTRACTS      (000)          EXPIRATION         (000)
 -----------   ---------       -------------   ------------
     189        $55,245          06/18/01         $1,893

     CLASSES -- Class specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.
     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the Fund.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent difference, has been reclassified to/from the following accounts during the fiscal year ended March 31, 2001:
                                               UNDISTRIBUTED
                                 ACCUMULATED  NET INVESTMENT
                PAID-IN-CAPITAL REALIZED GAIN     INCOME
   FUNDS             (000)          (000)          (000)
   -----        --------------  ------------- --------------
S&P 500
    Index Fund     $(1,478)          $763          $715

     OTHER -- Distributions from net investment income for the Funds are paid to shareholders in the form of monthly dividends for the Bond Index Fund and quarterly for the S&P 500 Index Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.
     USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INDEX FUNDS -- MARCH 31, 2001



3.   TRANSACTIONS WITH AFFILIATES
The Trust and the Manager are parties to management agreements for the S&P 500 Index Fund and bond Index Fund dated July 25, 1986 and January 20, 1986, respectively, under which the Manager provides management, administrative, transfer agent, and shareholder services to the Funds for an annual fee equal to
 .22% of the average daily net assets of the S&P 500 Index Fund and .35% of average daily net assets of the Bond Index Fund. The Manager has agreed to waive its fee so that the total annual expenses of each Fund will not exceed voluntary expense limitations adopted by the Manager. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Manager, exceed the specific limitation, the Manager has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     Certain officers of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers is paid by the Manager.
     SEI Investments Distribution Company ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements. The Trust has adopted shareholder servicing plans (the "Plans") for its Class A and Class E shares pursuant to which shareholder servicing fees of up to .15% or
 .25%, respectively, and for the Bond Index Fund up to .25%, of the average daily net assets attributable to the particular class of shares are paid to the Distributor. Under the Plans, the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. Under the Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

4.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT
Under an investment advisory agreement dated November 18, 1998, SEI Investments Management Corporation ("SIMC") serves as the Investment Adviser of the S&P 500 Index Fund. For its services as Investment Adviser, SIMC receives a monthly fee at an annual rate of .03% of the average daily net assets of the S&P 500 Index Fund. World Asset Management serves as an investment sub-advisor of the S&P 500 Index Fund and is party to an investment sub-advisory agreement with the Trust and SIMC dated November 18, 1998. Mellon Bond Associates serves as the Investment Adviser of the Bond Index Fund under an advisory agreement dated October 2, 1996. For its services as Investment Adviser, Mellon Bond Associates receives a monthly fee at an annual rate of .07% of the average daily net assets of the Bond Index Fund.
     Comerica Bank, an affiliate of World Asset Management, serves as custodian of the Funds under an agreement dated January 3, 1986.

5.   INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended March 31, 2001, were as follows:

                              U.S.
                           GOVERNMENT
                           SECURITIES  ALL OTHER   TOTAL
                              (000)      (000)     (000)
                           ------------------------------
S&P 500 INDEX FUND
Purchases                   $   --    $546,313  $546,313
Sales                           --     339,834   339,834
BOND INDEX FUND
Purchases                   12,588       5,784    18,372
Sales                       29,941       5,526    35,467

     Subsequent to October 31, 2000, the S&P 500 Index Fund recognized net capital losses for tax purposes in the amount of $22,548,338 that have been deferred to 2001 and can be used to offset future capital gains at March 31, 2001. The Funds also had capital loss carryforwards at March 31, 2001 as follows:

    EXPIRATION          S&P 500        BOND INDEX
       YEAR           INDEX FUND          FUND
    ----------        ----------       ----------
       2002                  $--        $121,767
       2003                   --         100,980
       2004                   --         241,696
       2008                   --         174,383
       2009           18,571,840          54,745

     For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.
     The S&P 500 Fund had cumulative wash sales at March 31, 2001, amounting to $54,335,667. These wash sale losses can not be used for Federal income tax purposes in the current year and have deferred for use in future years.
     The aggregate gross unrealized appreciation and depreciation on securities at March 31, 2001, for each Fund is as follows:
                                                    NET
                        APPRECIATED DEPRECIATED  UNREALIZED
               FEDERAL  SECURITIES  SECURITIES  APPRECIATION
              TAX COST     (000)       (000)       (000)
              --------  ----------- ----------- ------------
S&P 500 Index
  Fund       $1,838,307   $972,341  $(256,553)   $715,788
Bond Index
  Fund           54,121      1,937       (156)      1,781

     The Bond Index Fund invests primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The ability of the issuers of the repurchase agreements and other bonds held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. The market value of the Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. A summary of credit quality ratings for securities held by the Fund at March 31, 2001 (unaudited), is as follows:
                                                   % OF
                                                   FUND
                MOODY'S                            VALUE
                -------                          ----------
U.S. Government Securities                        67.31%
Repurchase Agreements                              1.29
Other Bonds
     Aaa                                           6.63
     Aa                                            5.59
     A                                            13.15
     Baa                                           6.03
                                                 ------
                                                 100.00%
                                                 ======
6.   LINE OF CREDIT
The Funds have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Funds equal to 110% of such borrowings which may not exceed 10% of the Funds' total assets. During the year ended March 31, 2001, no borrowings were made from this line of credit.

7.   RECENTLY ISSUED ACCOUNTING STANDARDS
On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
MARCH 31, 2001 -- (UNAUDITED)

For shareholders that do not have a March 31, 2001 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2001 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2001 the Funds of the SEI Index Funds are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                           (A)                  (B)
                        LONG TERM            ORDINARY
                      CAPITAL GAINS           INCOME              TOTAL
                      DISTRIBUTIONS        DISTRIBUTIONS      DISTRIBUTIONS
FUND                   (TAX BASIS)          (TAX BASIS)        (TAX BASIS)
----------            -------------        -------------      -------------
S&P 500 Index              0%                  100%                100%
Bond Index (2)             0%                  100%                100%

                           (C)                  (D)                 (E)
                       QUALIFYING           TAX-EXEMPT            FOREIGN
FUND                  DIVIDENDS(1)           INTEREST           TAX CREDIT
----------            -------------        -------------      -------------
S&P 500 Index            100%                   0%                   0%
Bond Index                 0%                   0%                   0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The Bond Index fund satisfies CA, CT and NY's statutory requirements to pass-through income from Federal obligations. Accordingly, the pro-rata portion of income from Federal obligations may be exempt for those respective state's income tax purposes.

Items (A) and (B) are based on the percentage of each Fund's total distribution. Item (C) is based on the percentage of ordinary income of the Fund.
Items (D) and (E) are based on the percentage of gross income of the Fund.

SEI INDEX FUNDS ANNUAL REPORT MARCH 31, 2001


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND
CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND
CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT,
ASSISTANT SECRETARY

Cynthia M. Parrish
VICE PRESIDENT,
ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT,
ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT,
ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT,
ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT,
ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT,
ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT,
ASSISTANT SECRETARY

Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

Mellon Bond Associates

SUB-ADVISER
World Asset Management

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen

This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
1 800 342 5734

SEI INVESTMENTS

SEI Investments Distribution Co.
Oaks, PA 19456
1 800-DIAL-SEI  /  1 800 342 5734



SEI-F-031 (03/01)